Commitments for Expenditure	12 Months Ended
Dec. 31, 2019
Commitments for Expenditure [Abstract]
Commitments for Expenditure
49.	Commitments for Expenditure

(1)	The commitments for acquisition of property, plant and equipment as of December 31, 2018 and 2019 are as follows:

		2018		2019
Contracts		Amounts	Balance	Amounts	Balance
		In millions of won
Purchase of cable (PVC, 1C, 2000SQ) 153,000M and others (Shin-Bupyung-Youngseo)	￦	56,183	37,309	56,408	24,721
Purchase of cable (PVC, 1C, 2500SQ) 103,374M and others (Bukdangjin-Shin-Tangjung)		44,315	31,801	45,390	32,876
Purchase of GIS (362kV, 6300A, 63kA) 23CB – Youngseo S/S		34,500	34,500	36,143	36,143
Purchase of GIS (362kV, 6300A, 63kA) 26CB – Hwasung S/S		29,143	18,194	40,010	15,300
Purchase of GIS (362kV, 6300A, 63kA) 27CB – Kwangyang S/S		37,694	10,491	37,744	9,700
Purchase of Concrete Poles (10M, 350KGF) 121,900 and 6 others		133,387	13,343	—	—
Purchase of cable (TR CNCE-W/AL, 1C, 400SQ) 3,504,000M		66,240	38,998	66,240	—
Purchase of cable (FR CNCO-W, 1C, 325SQ) 1,400,000		57,475	48,598	59,716	37,249
Purchase of switch (Eco) 9,360 units		40,631	34,797	40,631	24,031
Purchase of cable (TR CNCE-W/AL, 1C, 400SQ) 2,654,400M		—	—	36,063	6,243
Construction of Shin-Kori units (#3,4)		7,363,514	3,211	7,498,951	—
Construction of Shin-Kori units (#5,6)		8,625,387	5,930,099	8,625,387	4,479,956
Construction of Shin-Hanul units (#1,2)		7,982,342	355,704	8,306,149	—
Other 27 contracts		269,681	161,243	352,710	122,890
Service of designing Seoul Combined units (#1,2)		29,996	4,744	30,778	2,119
Purchase of main machine for construction of Seoul Combined units (#1,2)		365,164	51,165	331,249	15,918
Construction of Seoul Combined units (#1,2)		285,890	27,125	387,722	31,150
Purchase of smoke eliminating machine for construction of Shin-Boryeong units (#1,2)		172,609	13,986	157,618	—
Service of designing Shin-Boryeong units (#1,2)		120,199	1,076	120,668	888
Purchase of main machine for construction of Shin-Boryeong units (#1,2)		866,065	4,981	816,317	4,955
Purchase of furnace for construction of Shin-Seocheon thermal power plant		305,209	74,631	305,209	43,388
Purchase of turbine generator for construction of Shin-Seocheon thermal power plant		104,402	57,968	105,226	10,736
Electricity construction of Shin-Seocheon thermal power plant		217,848	174,122	231,196	87,874
Purchase of main machine for Jeju LNG combined		166,287	11,272	166,287	12,088
Service of designing Taean IGCC plant units		46,001	3,161	46,101	2,332
Service of designing Taean units (#9,10)		112,344	13,338	112,483	12,862
Purchase of furnace for construction of Taean units (#9,10)		556,504	18,502	556,206	17,579
Purchase of turbine generator for construction of Taean units (#9,10)		214,462	10,422	214,208	10,857
Purchase of coal handling machine for construction of Taean (#9,10) and IGCC units (conditional contract for installation)		205,764	282	205,764	282
Purchase of oxygen plant for construction of Taean IGCC units		96,068	1,552	97,345	1,630
Purchase of gas turbine and turbine equipment of Gimpo combined heat & power plant		—	—	104,600	104,600
Purchase of coal handling machine for construction of Samcheok units (#1,2)		307,925	48,736	282,927	42,785
Purchase of furnace for construction of Samcheok units (#1,2)		1,092,287	12,215	1,066,824	11,771
Purchase of turbine main equipment for Samcheok units (#1,2)		212,188	348	223,550	132
Purchase of main equipment for Namjeju		146,594	134,949	138,486	84,982

(2)	As of December 31, 2019, details of contracts for inventory purchase commitment are as follows:

The Company imports all of its uranium ore concentrates from sources outside Korea (including the United States, United Kingdom, Kazakhstan, France, Russia, South Africa, Canada and Australia) which are paid for with currencies other than Won, primarily in U.S. dollars. In order to ensure stable supply, the Company entered into long-term and medium-term contracts with various suppliers, and supplements such supplies with purchases of fuels on spot markets. The long-term and medium-term contract periods vary among contractors and the stages of fuel manufacturing process. Contract prices for processing of uranium are generally based on market prices. Contract periods for ore concentrates, conversion, enrichment and design and fabrication are as follows:

Type	Periods	Contracted quantity
Concentrate	2019 ~ 2030	38,990 Ton U3O8
Transformed	2019 ~ 2030	21,969 Ton U
Enrichment	2019 ~ 2030	17,060 Ton SWU
Molded (Light)	2019 ~ 2020	756 Ton U
Molded (Medium))	2019 ~ 2020	401 Ton U
Molded (Initial core)	2019 ~ 2022	415 Ton U